Financial risk management (Tables)	12 Months Ended
Dec. 31, 2012
Financial risk management [Abstract]
Financial Instruments

As of December 31 (in thousands)	2012 Notional amount EUR	Fair Value EUR	2011 Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	262,146	16,805	389,579	(23,999)
Interest rate swaps [2]	624,900	124,050	641,500	109,991

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

Derivative financial instruments per category

	2012		2011
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	4,780	-	3,933
Interest rate swaps - fair value hedges	128,830	-	113,924	-
Forward foreign exchange contracts - cash flow hedges	5,975	5,688	11,332	3,019
Forward foreign exchange contracts - other hedges (no hedge accounting)	16,943	425	1,095	33,407

Total	151,748	10,893	126,351	40,359

Less non-current portion:
Interest rate swaps - cash flow hedges	-	4,032	-	3,210
Interest rate swaps - fair value hedges	101,651	-	92,534	-

Total non-current portion	101,651	4,032	92,534	3,210

Total current portion	50,097	6,861	33,817	37,149